CONSOLIDATED STATEMENTS OF CASH FLOWS ₪ in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2021 ILS (₪)		Dec. 31, 2021 USD ($)	Dec. 31, 2020 ILS (₪)		Dec. 31, 2019 ILS (₪)
CASH FLOWS FROM OPERATING ACTIVITIES:
Cash generated from operations (Appendix)		₪ 791			₪ 787		₪ 838
Income tax paid		(17)			(1)		(1)
Net cash provided by operating activities		774			786		837
CASH FLOWS FROM INVESTING ACTIVITIES:
Acquisition of property and equipment		(519)			(409)		(462)
Acquisition of intangible and other assets		(153)			(164)		(167)
Acquisition of a business, net of cash acquired							(3)
Investment in deposits, net		(58)			(14)		(552)
Interest received		3			6		1
Consideration received from sales of property and equipment			[1]			[1]	2
Net cash used in investing activities		(727)			(581)		(1,181)
CASH FLOWS FROM FINANCING ACTIVITIES:
Lease principal payments		(130)			(129)		(139)
Lease interest payments		(18)			(18)		(20)
Share issuance, net of issuance costs					276
Proceeds from issuance of notes payable, net of issuance costs		220			466		562
Proceeds from issuance of option warrants exercisable for notes payables							37
Interest paid		(48)			(49)		(37)
Proceeds from non-current bank borrowing received		150
Repayment of borrowings		(52)			(52)		(65)
Repayment of notes payable		(237)			(620)		(109)
Settlement of contingent consideration					(2)
Transactions with non-controlling interests							(2)
Net cash provided by (used in) financing activities		(115)			(128)		227
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS		(68)			77		(117)
CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR		376			299		416
CASH AND CASH EQUIVALENTS AT END OF YEAR		308			376		299
Profit for the year		115			17		19
Adjustments for:
Depreciation and amortization		713			683		723
Amortization of deferred expenses - Right of use		31			31		28
Employee share based compensation expenses		15			12		17
Liability for employee rights upon retirement, net		2			(1)		1
Finance costs, net		(4)			(2)		5
Lease interest payments		18			18		20
Interest paid		48			49		37
Interest received		(3)			(6)		(1)
Deferred income taxes		(7)			12		4
Income tax paid		17			1		1
Capital loss from property and equipment			[1]			[1]	(2)
Decrease (increase) in accounts receivable:
Trade		(24)			82		42
Other		(70)			(6)		(1)
Increase (decrease) in accounts payable and accruals:
Trade		3			(57)		63
Other payables and provisions		27			(70)		(14)
Deferred revenues and other		(24)			24		(27)
Increase in deferred expenses - Right of use		(56)			(47)		(51)
Decrease (increase) in inventories		(10)			47		(26)
Cash generated from operations:		791			787		838
Supplementary information
Acquisition of intangible assets and property and equipment		157			139		₪ 115
Cost of inventory used as fixed assets		₪ 33			₪ 8
Convenience translation into U.S. dollars [Member]
CASH FLOWS FROM OPERATING ACTIVITIES:
Cash generated from operations (Appendix) | $				$ 254
Income tax paid | $				(5)
Net cash provided by operating activities | $				249
CASH FLOWS FROM INVESTING ACTIVITIES:
Acquisition of property and equipment | $				(167)
Acquisition of intangible and other assets | $				(49)
Investment in deposits, net | $				(19)
Interest received | $				1
Consideration received from sales of property and equipment | $	[1]
Net cash used in investing activities | $				(234)
CASH FLOWS FROM FINANCING ACTIVITIES:
Lease principal payments | $				(42)
Lease interest payments | $				(6)
Proceeds from issuance of notes payable, net of issuance costs | $				71
Interest paid | $				(15)
Proceeds from non-current bank borrowing received | $				48
Repayment of borrowings | $				(17)
Repayment of notes payable | $				(76)
Net cash provided by (used in) financing activities | $				(37)
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS | $				(22)
CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR | $				121
CASH AND CASH EQUIVALENTS AT END OF YEAR | $				99
Profit for the year | $				37
Adjustments for:
Depreciation and amortization | $				229
Amortization of deferred expenses - Right of use | $				10
Employee share based compensation expenses | $				5
Liability for employee rights upon retirement, net | $				1
Finance costs, net | $				(1)
Lease interest payments | $				6
Interest paid | $				15
Interest received | $				(1)
Deferred income taxes | $				(2)
Income tax paid | $				5
Capital loss from property and equipment | $	[1]
Decrease (increase) in accounts receivable:
Trade | $				(8)
Other | $				(23)
Increase (decrease) in accounts payable and accruals:
Trade | $				1
Other payables and provisions | $				8
Deferred revenues and other | $				(7)
Increase in deferred expenses - Right of use | $				(18)
Decrease (increase) in inventories | $				(3)
Cash generated from operations: | $				254
Supplementary information
Acquisition of intangible assets and property and equipment | $				50
Cost of inventory used as fixed assets | $				$ 11

[1]	Representing an amount of less than 1 million.